Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	December 31,2012		December 31,2011
	RMB	US$	RMB
Raw materials	19,081	3,063	16,174
Work-in-progress	3,095	497	2,727
Finished goods	17,507	2,810	28,150
Consumables and spare parts	719	115	834
Allowance for obsolescence	(6,111)	(981)	(6,111)
	34,291	5,504	41,774